CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenue
Product sales	$ 564,737	3,554,401	2,554,991	2,066,815
Service revenue			34,527	29,401
Revenues, Total	564,737	3,554,401	2,589,518	2,096,216
Cost of sales
Cost of goods sold	(501,598)	(3,157,009)	(2,194,901)	(1,771,166)
Cost of services			(27,971)	(23,716)
Cost of Revenue	(501,598)	(3,157,009)	(2,222,872)	(1,794,882)
Gross profit	63,139	397,392	366,646	301,334
Selling, general and administrative expenses	(29,883)	(188,083)	(191,855)	(124,842)
Research and development expenses	(16,149)	(101,639)	(77,888)	(67,504)
Provision for doubtful accounts	(369)	(2,325)	(2)	(35,992)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment			43,676
Impairment loss of goodwill	(37,647)	(236,945)	(21,422)
Other operating income / (loss), net	(134)	(842)	463	116
Income / (loss) from operations	(21,043)	(132,442)	119,618	73,112
Interest expense	(3,202)	(20,152)	(9,407)	(1,963)
Interest income	2,372	14,928	14,693	14,490
Earnings / (loss) before income taxes and extraordinary item	(21,873)	(137,666)	124,904	85,639
Income tax expense	(1,836)	(11,553)	(11,849)	(9,207)
Income / (loss) before extraordinary item	(23,709)	(149,219)	113,055	76,432
Extraordinary item, net of nil tax				6,737
Net income / (loss)	(23,709)	(149,219)	113,055	83,169
Less net income attributable to noncontrolling interests	(1,174)	(7,386)	(680)	(2,945)
Net income / (loss) attributable to Cogo Group, Inc.	(24,883)	(156,605)	112,375	80,224
Earnings / (loss) per share attributable to Cogo Group, Inc.
Income / (loss) before extraordinary item	$ (0.67)	(4.22)	3.01	2.01
Extraordinary item				0.19
- Basic	$ (0.67)	(4.22)	3.01	2.20
Income / (loss) before extraordinary item	$ (0.67)	(4.22)	2.94	1.95
Extraordinary item				0.18
- Diluted	$ (0.67)	(4.22)	2.94	2.13
Weighted average number of common shares outstanding
- Basic	37,094,995	37,094,995	37,275,427	36,541,037
- Diluted	37,094,995	37,094,995	38,188,814	37,673,351
Amounts attributable to Cogo Group, Inc.
Income / (loss) before extraordinary item	(24,883)	(156,605)	112,375	73,487
Extraordinary item				6,737
Net income / (loss) attributable to Cogo Group, Inc.	(24,883)	(156,605)	112,375	80,224
Comprehensive income / (loss):
Net income / (loss)	(23,709)	(149,219)	113,055	83,169
Other comprehensive income / (loss), net of tax
Foreign currency translation adjustments	(1,773)	(11,159)	(10,486)	260
Comprehensive income / (loss)	(25,482)	(160,378)	102,569	83,429
Less comprehensive income, net of tax attributable to noncontrolling interests	(1,113)	(7,002)	(289)	(2,944)
Comprehensive income / (loss) attributable to Cogo Group, Inc.	$ (26,595)	(167,380)	102,280	80,485